Acquisition of Gateway Pro Forma Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Abstract]
Pro Forma Revenue	$ 11,287	$ 23,189	$ 53,708	$ 56,361
Pro Forma Net Income (Loss)	$ 77	$ (12)	$ (1,346)	$ (4,392)
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ (0.02)	$ (0.05)